UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

ALLIANCEBERNSTEIN EQUITY INCOME FUND, INC.

(Prior to September 1, 2010, known as AllianceBernstein Utility Income Fund, Inc.)

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2013

Date of reporting period: August 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Equity Income Fund

Portfolio of Investments

August 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Financials - 21.5%
Capital Markets - 2.2%
Ares Capital Corp.	395,850	$6,959,043
Federated Investors, Inc.-Class B (a)	267,870	7,275,349
Goldman Sachs Group, Inc. (The)	11,800	1,795,134

		16,029,526

Commercial Banks - 3.7%
BB&T Corp.	20,440	694,142
Fifth Third Bancorp	74,370	1,360,227
HSBC Holdings PLC (Sponsored ADR)	135,360	7,095,571
Huntington Bancshares, Inc./OH	213,380	1,758,251
Wells Fargo & Co.	401,030	16,474,313

		27,382,504

Consumer Finance - 1.8%
Capital One Financial Corp.	108,040	6,973,982
Discover Financial Services	141,240	6,673,590

		13,647,572

Diversified Financial Services - 2.1%
Bank of America Corp.	665,320	9,394,319
Citigroup, Inc.	131,810	6,370,377

		15,764,696

Insurance - 6.2%
American Financial Group, Inc./OH	68,720	3,541,142
American International Group, Inc. (b)	168,940	7,848,952
Aon PLC	53,620	3,559,296
Chubb Corp. (The)	62,020	5,158,203
Everest Re Group Ltd.	24,490	3,353,906
Fidelity National Financial, Inc.-Class A	132,785	3,148,332
Lincoln National Corp.	155,390	6,532,596
MetLife, Inc.	73,370	3,388,960
PartnerRe Ltd.	72,060	6,280,029
Travelers Cos., Inc. (The)	17,550	1,402,245
Validus Holdings Ltd.	52,880	1,830,177

		46,043,838

Real Estate Investment Trusts (REITs) - 4.6%
Armada Hoffler Properties, Inc.	446,504	4,192,672
Ashford Hospitality Trust, Inc.	442,490	5,101,910
Associated Estates Realty Corp.	315,080	4,338,652
Granite Real Estate Investment	162,990	5,517,211
LTC Properties, Inc.	83,990	2,975,766
Medical Properties Trust, Inc.	419,030	4,839,796
RLJ Lodging Trust	288,720	6,634,786

		33,600,793

Thrifts & Mortgage Finance - 0.9%
Home Loan Servicing Solutions Ltd.	276,400	6,301,920

		158,770,849

Company	Shares	U.S. $ Value
Energy - 14.4%
Energy Equipment & Services - 4.9%
Diamond Offshore Drilling, Inc.	138,450	$8,864,954
Halliburton Co.	119,200	5,721,600
Seadrill Ltd. (a)	468,690	21,681,599

		36,268,153

Oil, Gas & Consumable Fuels - 9.5%
Chevron Corp.	107,070	12,894,440
HollyFrontier Corp.	245,290	10,910,499
Marathon Petroleum Corp.	129,010	9,354,515
Occidental Petroleum Corp.	126,380	11,147,980
Royal Dutch Shell PLC (ADR)	253,914	16,400,305
Valero Energy Corp.	250,130	8,887,119

		69,594,858

		105,863,011

Health Care - 13.6%
Health Care Equipment & Supplies - 0.9%
Medtronic, Inc.	131,620	6,811,335

Health Care Providers & Services - 2.5%
Aetna, Inc.	75,430	4,781,508
WellPoint, Inc.	161,350	13,737,339

		18,518,847

Pharmaceuticals - 10.2%
GlaxoSmithKline PLC (Sponsored ADR)	312,780	15,917,374
Johnson & Johnson	150,620	13,015,074
Merck & Co., Inc.	245,430	11,606,385
Pfizer, Inc.	923,480	26,051,371
Roche Holding AG (Sponsored ADR)	132,130	8,226,414

		74,816,618

		100,146,800

Consumer Discretionary - 11.6%
Automobiles - 1.5%
Ford Motor Co.	697,850	11,298,192

Hotels, Restaurants & Leisure - 0.4%
McDonald’s Corp.	27,620	2,606,223

Household Durables - 1.0%
PulteGroup, Inc.	464,470	7,148,193

Media - 5.3%
Gannett Co., Inc.	401,210	9,665,149
Meredith Corp.	82,410	3,544,454
Regal Entertainment Group-Class A	561,730	10,049,350
Thomson Reuters Corp. (a)	118,220	3,887,073
Time Warner, Inc.	42,690	2,584,026
Viacom, Inc.-Class B	118,262	9,408,925

		39,138,977

Multiline Retail - 1.1%
Macy’s, Inc.	189,440	8,416,819

Company	Shares	U.S. $ Value
Specialty Retail - 2.3%
Abercrombie & Fitch Co.-Class A	74,640	$2,635,538
GameStop Corp.-Class A	116,590	5,853,984
TJX Cos., Inc.	166,955	8,801,868

		17,291,390

		85,899,794

Information Technology - 11.6%
Communications Equipment - 2.1%
Cisco Systems, Inc.	396,840	9,250,341
Harris Corp.	109,310	6,190,225

		15,440,566

Computers & Peripherals - 4.4%
Apple, Inc.	48,130	23,441,717
Hewlett-Packard Co.	422,510	9,438,873

		32,880,590

Office Electronics - 0.3%
Xerox Corp.	219,480	2,190,410

Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	344,390	5,169,294
Intel Corp.	207,475	4,560,300

		9,729,594

Software - 3.5%
CA, Inc.	121,060	3,541,005
Electronic Arts, Inc. (b)	67,900	1,808,856
Microsoft Corp.	375,390	12,538,026
Symantec Corp.	299,580	7,672,244

		25,560,131

		85,801,291

Telecommunication Services - 7.0%
Diversified Telecommunication Services - 4.1%
AT&T, Inc.	617,610	20,893,746
CenturyLink, Inc.	286,550	9,490,536

		30,384,282

Wireless Telecommunication Services - 2.9%
Vodafone Group PLC (Sponsored ADR)	666,220	21,552,217

		51,936,499

Consumer Staples - 5.6%
Food & Staples Retailing - 1.6%
Kroger Co. (The)	312,390	11,433,474

Food Products - 1.6%
Kraft Foods Group, Inc.	190,930	9,884,446
Mondelez International, Inc.-Class A	58,530	1,795,115

		11,679,561

Household Products - 0.4%
Kimberly-Clark Corp.	34,450	3,220,386

Company	Shares	U.S. $ Value
Tobacco - 2.0%
Philip Morris International, Inc.	180,280	$15,042,563

		41,375,984

Industrials - 4.8%
Aerospace & Defense - 1.2%
Northrop Grumman Corp.	81,400	7,510,778
Raytheon Co.	15,050	1,134,921

		8,645,699

Industrial Conglomerates - 2.5%
General Electric Co.	789,130	18,260,468

Machinery - 1.1%
Illinois Tool Works, Inc.	119,420	8,534,947

		35,441,114

Materials - 4.5%
Chemicals - 4.0%
Axiall Corp.	63,880	2,557,116
Huntsman Corp.	394,940	6,911,450
LyondellBasell Industries NV-Class A	283,940	19,918,391

		29,386,957

Containers & Packaging - 0.5%
Rock Tenn Co.-Class A	34,250	3,805,518

		33,192,475

Utilities - 3.2%
Electric Utilities - 1.8%
American Electric Power Co., Inc.	108,919	4,661,733
Edison International	185,560	8,515,349

		13,177,082

Gas Utilities - 0.7%
Atmos Energy Corp.	62,380	2,517,033
UGI Corp.	60,130	2,357,096

		4,874,129

Multi-Utilities - 0.7%
DTE Energy Co.	78,130	5,224,553

		23,275,764

Total Common Stocks (cost $650,462,153)		721,703,581

	Principal Amount (000)
CORPORATES - NON-INVESTMENT GRADES - 1.2%
Financial Institutions - 1.2%
Banking - 1.2%
Citigroup, Inc.
5.95%, 1/30/23	$3,224	3,062,800
Fifth Third Bancorp
5.10%, 6/30/23	3,376	3,038,400

Company	Principal Amount (000)	U.S. $ Value
Zions Bancorporation
5.80%, 6/15/23	$3,334	$2,933,920

Total Corporates - Non-Investment Grades (cost $9,796,410)		9,035,120

CORPORATES - INVESTMENT GRADES - 0.4%
Financial Institutions - 0.4%
Banking - 0.4%
JPMorgan Chase & Co. Series Q 5.15%, 5/01/23 (cost $3,175,010)	3,266	2,874,080

	Shares
SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08% (c) (cost $6,111,691)	6,111,691	6,111,691

Total Investments Before Security Lending Collateral for Securities Loaned - 100.2% (cost $669,545,264)		739,724,472

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%
Investment Companies - 2.4%
AllianceBernstein Exchange Reserves-Class I, 0.07% (c) (cost $17,573,597)	17,573,597	17,573,597

Total Investments - 102.6% (cost $687,118,861) (d)		757,298,069
Other assets less liabilities - (2.6)%		(18,847,100)

Net Assets - 100.0%		$738,450,969

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of August 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $85,178,357 and gross unrealized depreciation of investments was $(14,999,149), resulting in net unrealized appreciation of $70,179,208.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Equity Income Fund

August 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2013:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$721,703,581		$	– 0	–	$	– 0	–	$721,703,581
Corporates - Non-Investment Grades	– 0	–		9,035,120			– 0	–	9,035,120
Corporates - Investment Grades	– 0	–		2,874,080			– 0	–	2,874,080
Short-Term Investments	6,111,691			– 0	–		– 0	–	6,111,691
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	17,573,597			– 0	–		– 0	–	17,573,597

Total Investments in Securities	745,388,869			11,909,200			– 0	–	757,298,069
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$745,388,869			$11,909,200		$	– 0	–	$757,298,069

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Equity Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 22, 2013